Earnings or Loss Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net (loss) earnings for the year	$ (4,923)	$ 23,087
Weighted average number of shares on issue - basic	244,749,772	213,879,622
Stock options (in shares)	0	1,705,689
Restricted, performance and deferred share units (in shares)	0	293,518
Weighted average number of shares on issue - diluted	244,749,772	215,878,829
(Loss) earnings per share - basic and diluted (in dollars per share)	$ (0.02)	$ 0.11